CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Retained earnings USD ($)	Retained earnings CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY
Beginning Balance at Dec. 31, 2010		5,194,253		314		3,956,953		170,000		1,066,986
Beginning Balance (in shares) at Dec. 31, 2010				420,645,432
Exercise of stock options and vesting of restricted stock units		1,135		1		1,134
Exercise of stock options and vesting of restricted stock units (in shares)				2,358,200
Settlement of stock options exercised with shares held by depository bank				(2,358,200)
Share-based compensation		38,331				38,331
Shares issued to depository bank				1,750,000
Net loss for the year		(930,104)								(930,104)
Appropriation of statutory reserves								4,456		(4,456)
Other comprehensive loss
Ending Balance at Dec. 31, 2011		4,303,615		315		3,996,418		174,456		132,426
Ending Balance (in shares) at Dec. 31, 2011				422,395,432
Exercise of stock options and vesting of restricted stock units				1		(1)
Exercise of stock options and vesting of restricted stock units (in shares)				1,090,610
Settlement of stock options exercised with shares held by depository bank				(1,090,610)
Share-based compensation		7,782				7,782
Shares issued to depository bank		628,590		1,000,000
Net loss for the year		(1,562,859)								(1,562,859)
Other comprehensive loss		(1,219)										(1,219)
Ending Balance at Dec. 31, 2012		2,747,319		316		4,004,199		174,456		(1,430,433)		(1,219)
Ending Balance (in shares) at Dec. 31, 2012				423,395,432
Exercise of stock options and vesting of restricted stock units				1		(1)
Exercise of stock options and vesting of restricted stock units (in shares)				757,495
Settlement of restricted stock units vested with shares held by depository bank				(757,495)
Share-based compensation		2,660				2,660
Shares issued to depository bank	871,095			1,000,000
Shares issued to the public		15,293		4		15,289
Shares issued to the public (in shares)				7,130,000
Net loss for the year	(144,389)	(874,090)								(874,090)
Other comprehensive loss	(134)	(811)										(811)
Ending Balance at Dec. 31, 2013	$ 312,267	1,890,371	$ 53	321	$ 664,411	4,022,147	$ 28,818	174,456	$ (380,680)	(2,304,523)	$ (335)	(2,030)
Ending Balance (in shares) at Dec. 31, 2013			431,525,432